Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Viomi Technology Co., Ltd
Entity Central Index Key	0001742770
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-38649
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Wansheng Square, Rm 1302 Tower C
Entity Address, Address Line Two	Xingang East Road
Entity Address, Address Line Three	Haizhu District Guangzhou
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510220
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Wansheng Square, Rm 1302 Tower C
Entity Address, Address Line Two	Xingang East Road
Entity Address, Address Line Three	Haizhu District Guangzhou
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Entity Address, Postal Zip Code	510220
Contact Personnel Name	Shun Jiang
City Area Code	20
Local Phone Number	8930 9496
Contact Personnel Email Address	jiangshun@viomi.com.cn
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	98,444,732
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	110,850,000
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares
Trading Symbol	VIOT
Security Exchange Name	NASDAQ